Stock-Based Compensation (Details) - Schedule of stock-based compensation expense - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, Total	$ 1,009,000	$ 828,000	$ 4,371	$ 3,668
Cost of goods sold [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, Total	16,000	24,000	70	29
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, Total	347,000	176,000	1,384	670
Selling, general and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, Total	$ 646,000	$ 628,000	$ 2,917	$ 2,969